Reconciliation of Weighted Average Number of Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator :
Net income (loss) attributable to Class A common stockholders	$ 5,164	$ 1,303	$ (11,367)	$ (3,121)	$ 2,163	$ 4,698	$ 2,501	$ (1,013)	$ (8,021)	$ 8,349	$ 4,023
Denominator:
Weighted-average Class A common shares-basic									89,778	89,862	89,866
Effect of dilutive securities:
Stock options and non-vested shares									0	0	0
Weighted-average Class A common shares-diluted									89,778	89,862	89,866
Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$ 0.06	$ 0.01	$ (0.13)	$ (0.03)	$ 0.03	$ 0.05	$ 0.03	$ (0.01)	$ (0.09)	$ 0.09	$ 0.04